Deposits - Schedule of Maturities of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments Schedule [Abstract]
2015	$ 1,297,125
2016	493,944
2017	171,884
2018	57,580
2019	49,967
2020 and thereafter	45,737
Total certificates of deposit and other time deposits	$ 2,116,237	$ 1,710,592